Staff numbers and costs (Tables)	12 Months Ended
Mar. 31, 2021
Staff numbers and costs
Schedule of average weekly number of staff, including executive director

	Year ended
	March 31,
	2021	2020	2019
Flight and cabin crew	13,806	15,653	13,911
Sales, operations, management and administration	1,896	2,289	2,027
Average	15,702	17,942	15,938

Schedule of aggregate payroll costs

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Staff and related costs	438.4	1,039.4	929.2
Social welfare costs	25.0	47.5	38.5
Other pension costs (a)	5.2	13.0	8.6
Share based payments (b)	3.6	7.0	7.7
	472.2	1,106.9	984.0

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €5m in 2021 (2020: €13m; 2019: €9m).

(b)

In the year ended March 31, 2021 the charge in the income statement of €3.6m for share based compensation comprises a charge for the fair value of various share options granted in prior periods, which are being recognized in the income statement in accordance with services rendered.